NOTE 3. NOTE PAYABLE, NET - Net Note Payable Balance (Details) - Block 40 L L C 2023 [Member]	Dec. 31, 2023 USD ($)
Note payable	$ 81,772,345
Debt issuance costs, net of accumulated amortization of $2,081,296	(547,710)
Accumulated Amortization of Debt Issuance Costs, Line of Credit Arrangements	2,081,296
Notes Payable, Noncurrent	$ 81,224,635